Document and Entity Information	Aug. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Dec. 29, 2020
MFS® U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Prospectus:
Trading Symbol	MCMXX